Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

12.	Property, plant and equipment

	Leasehold	Plant and	Office	Motor
	improvements	machinery	equipment	vehicle	Total
	HK$	HK$	HK$	HK$	HK$

Cost

January 1, 2024	131,947,758	23,592,372	2,021,817	-	157,561,947

Additions	6,451,975	1,137,141	264,025	20,000	7,873,141
Written off	(3,934,125)	(924,330)	(65,283)	-	(4,923,738)

December 31, 2024	134,465,608	23,805,183	2,220,559	20,000	160,511,350

Additions	4,950,503	490,758	134,405	30,000	5,605,666
Disposal	-	(116,219)	(8,818)	-	(125,037)
Written off	-	(316,793)	(131,183)	-	(447,976)

December 31, 2025	139,416,111	23,862,929	2,214,963	50,000	165,544,003

Accumulated depreciation

January 1, 2024	63,171,268	11,852,964	789,407	-	75,813,639

Charge for the year	28,956,777	4,671,570	408,508	2,000	34,038,855
Written off	(3,634,261)	(717,381)	(45,817)	-	(4,397,459)

December 31, 2024	88,493,784	15,807,153	1,152,098	2,000	105,455,035

Charge for the year	23,260,951	3,965,785	390,621	9,000	27,626,357
Disposal	-	(53,725)	(8,378)	-	(62,103)
Written off	-	(255,006)	(72,167)	-	(327,173)

December 31, 2025	111,754,735	19,464,207	1,462,174	11,000	132,692,116

Impairment

January 1, 2024	-	-	-	-	-

Provision	4,549,381	-	-	-	4,549,381

December 31, 2024	4,549,381	-	-	-	4,549,381

Provision	1,877,371	-	-	-	1,877,371

December 31, 2025	6,426,752	-	-	-	6,426,752

Net carrying amount

December 31, 2025	21,234,624	4,398,723	752,788	39,000	26,425,135

December 31, 2024	41,422,443	7,998,030	1,068,461	18,000	50,506,934

Net carrying amount (US$)
December 31, 2025	2,728,229	565,149	96,718	5,011	3,395,107

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

12.	Property, plant and equipment (continued)

During the year, the Group disposed of property, plant and equipment with net book value of HK$62,934 at a consideration of HK$62,934. (2024: the Group does not dispose of property, plant and equipment during the year.)

During the year, the Group has written off of property, plant and equipment with net book value of HK$120,803 due to malfunction of plant and machinery and office equipment. (2024: the Group had written off of property, plant and equipment with net book value of HK$526,279 due to termination of a warehouse tenancy agreement and malfunction of plant and machinery and office equipment.)

During the year, an impairment loss of HK$1,877,371 (2024: HK$4,549,381) was recognised for the leasehold improvements. The Group has identified that its property, plant and equipment constitute a cash-generating unit that has been reporting persistent operating losses over 2 consecutive reporting periods. This sustained underperformance triggered a formal impairment assessment and a partially or fully impairment loss has been made on the net carrying amount of assets.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023